WisdomTree Digital Trust

250 West 34th Street, 3rd Floor

New York, NY 10119

November 3, 2023

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: File Room

Re:	WisdomTree Digital Trust (the “Trust”)
File Nos. 333-255575 and 811-23659

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant’s Fixed Income, Equity, and Asset Allocation Digital Funds does not differ from the Prospectuses and the Statement of Additional Information contained in Post-Effective Amendment No. 72 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 30, 2023 (Accession No. 0001214659-23-014089), effective November 1, 2023.

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Sincerely,

/s/Ryan Louvar
Ryan Louvar, Esq.

cc:	Todd Zerega, Esq. (Perkins Coie LLP)
Robert Kim, Esq. (Perkins Coie LLP)